Net (Loss) Income Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three months ended September 30,		Nine months ended September 30,
	2020	2019	2020	2019
Deerfield Convertible Note	1,275,971	1,192,918	1,275,971	1,192,918
2021 Notes*	—	31,166,835	—	31,166,835
January 2020 Note	544,599	—	544,599	—
December 2019 Notes	9,844,933	—	9,844,933	—
Awards under equity incentive plans	5,670,659	4,620,891	5,670,659	4,620,891
Common stock warrants	2,423,077	500,000	2,423,077	2,423,077
Series A Convertible Preferred Stock	—	—	—	1,112,334
Series B-1 Convertible Preferred Stock	—	—	—	831,051
Total securities excluded from the calculation of weighted average number of shares of common stock outstanding	19,759,239	37,480,644	19,759,239	41,347,106

* Inclusive of
28,439,015
shares of Common Stock issuable (i) in exchange of the Optional Exchange Principal Amount, or (ii) upon conversion of the Series B-2 Preferred Stock issuable in exchange of the Optional Exchange Principal Amount.

	December 31,
	2019	2018
Deerfield Convertible Note	1,213,606	1,167,607
2021 Notes	175,336	4,481,182
2019 Notes*	29,625,785	-
Awards under equity incentive plans	5,192,222	3,704,755
Common stock warrants	2,423,077	2,527,763
Series A Convertible Preferred Stock	-	1,112,334
Total securities excluded from the calculation of weighted average number of shares of common stock outstanding	38,630,026	12,993,641

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Three months ended
September 30, 2019
Basic net income per share of common stock:
Net income	$3,063
Less: Net income attributable to participating securities	(348)
Net income attributable to shares of common stock	2,715
Less: Dividends declared or accumulated	—
Undistributed net income attributable to shares of common stock, basic	$2,715
Weighted average number of shares of common stock outstanding	30,127
Basic net income per share of common stock	$0.09
Diluted net income per share of common stock:
Net income	$3,063
Less: Fair value adjustment income related to Deerfield Warrant liability	(1,019)
Less: Fair value adjustment income related to embedded Warrant Put Option	(135)
Less: Fair value adjustment income related to KVK Warrant liability	—
Net income attributable to shares of common stock, diluted	$1,909
Weighted average number of shares of common stock outstanding	30,127
Dilutive effect of Deerfield Warrant	—
Dilutive effect of Series A Preferred	1,112
Dilutive effect of Series B-1 Preferred	433
Weighted average number of shares of common stock outstanding, diluted	31,672
Diluted net income per share of common stock	$0.06

	Year Ended December 31,
	2019	2018
Net loss - basic and diluted	$(24,522)	$(56,466)
Weighted average number of shares of common stock - basic and diluted	29,654,968	17,930,023
Net loss per share - basic and diluted	$(0.83)	$(3.15)